Document and Entity Information	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2024
Entity Registrant Name	CENTERPOINT ENERGY RESOURCES CORP
Entity Incorporation State Country Code	DE
Entity File Number	1-13265
Entity Tax Identification Number	76-0511406
Entity Address Address Line 1	1111 Louisiana
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	6.625% Senior Notes due 2037
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001042773